Tax on Debits and Credits to Bank Accounts - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of Tax on debits and credits to bank accounts [abstract]
General tax rate for credits and debits	0.60%
Percentage of amount levied on credits payment to be taken into account for income tax calculation	0.20%
Percentage of credits included in profit or loss	0.40%
Percentage of debits included in profit or loss	0.60%